Inventories	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventories	Inventories
The Group’s inventory balances as of 30 June 2024 and 31 December 2023 are as follows:

	30 June 2024	31 December 2023
Raw materials and supplies	42,366	51,524
Work in progress	57,616	33,068
Finished goods	59	244
Inventory reserves	(3,467)	(10,403)
Total Balance	96,574	74,433
The Group recognised $32.0 million and $16.5 million of cost of inventory within cost of goods sold during the six months ended 30 June 2024 and 2023, respectively.